Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Current Liabilities
Payable of deposits	¥ 28,234		¥ 17,394
Accrued VAT tax payable	52,675		32,688
Payable to the users	13,434		7,942
Payable of employee benefit	5,993		4,930
Consideration payable for acquisition	18,936
Others	8,175		1,982
Total	¥ 127,447	$ 19,999	¥ 64,936